Taxes - Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	kr 19,635	kr 21,442
Tax value	4,214
2022 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	37
Tax value	9
2023 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	49
Tax value	9
2024 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	91
Tax value	20
2025 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	38
Tax value	7
2021-2025 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	9
Tax value	2
2027 or later (also includes unlimited carry-forwards) [Member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	19,411
Tax value	kr 4,167